6. Equity and Stock-based Compensation: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

			March 31, 2017	March 31, 2016
Year of issue	Exercise Price	Expiration	Underlying Shares	Underlying Shares

2013	$ 0.20	June 8, 2016	-	18,367,263
2013	$ 0.20	June 21, 2016	-	22,200,000
2014	$ 0.30	December 18, 2016	-	8,336,400
2014	$ 0.30	March 7, 2017	-	4,644,400
2015	$ 0.25	September 15, 2017	10,281,250	10,281,250
2016	$ 0.10	December 14, 2017	7,750,000	7,750,000
			18,031,250	71,579,313